UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

U.S. Diversified Real Estate ETF
PPTY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the U.S. Diversified Real Estate ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://videntam.com/etf/us-diversified-real-estate-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Diversified Real Estate ETF	$26	0.53%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$37,363,941
Number of Holdings	90
Net Advisory Fee	$116,399
Portfolio Turnover	8%
30-Day SEC Yield	3.66%
30-Day SEC Yield Unsubsidized	3.66%
Visit https://videntam.com/etf/us-diversified-real-estate-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
Prologis, Inc.	4.1%
Four Corners Property Trust, Inc.	3.8%
Equinix, Inc.	3.8%
AvalonBay Communities, Inc.	3.7%
Kilroy Realty Corporation	3.3%
Digital Realty Trust, Inc.	3.3%
Equity Residential	2.8%
Welltower, Inc.	2.8%
Terreno Realty Corporation	2.7%
Alexandria Real Estate Equities, Inc.	2.7%
Industry Breakdown (% of Net Assets)

- Multi-Family Residential REITs (15.6%)
- Office REITs (15.2%)
- Retail REITs (15.1%)
- Industrial REITs (14.8%)
- Health Care REITs (10.2%)
- Data Center REITs (7.1%)
- Single-Family Residential REITs (5.3%)
- Hotels, Resorts & Cruise Lines (5.1%)
- Other Specialized REITs (3.8%)
- Cash & Other (7.8%)

U.S. Diversified Real Estate ETF	PAGE 1	TSR-SAR-26922A511

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/us-diversified-real-estate-etf/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
U.S. Diversified Real Estate ETF	PAGE 2	TSR-SAR-26922A511

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

U.S. Diversified Real Estate ETF (Ticker: PPTY)
Semi-Annual Financial Statements and Additional Information
August 31, 2025 (Unaudited)

U.S. Diversified Real Estate ETF
Schedule of Investments
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Asset Management & Custody Banks - 0.5%
DigitalBridge Group, Inc.	15,795	$180,221
Data Center REITs - 7.1%
Digital Realty Trust, Inc.	7,296	1,223,102
Equinix, Inc.	1,801	1,415,928
		2,639,030
Diversified REITs - 2.8%
Alexander & Baldwin, Inc.	3,899	75,406
American Assets Trust, Inc.	8,352	174,557
Armada Hoffler Properties, Inc.	5,203	37,878
Broadstone Net Lease, Inc.	2,624	48,780
Essential Properties Realty Trust, Inc.	1,187	37,177
WP Carey, Inc.	10,160	681,736
		1,055,534
Health Care Facilities - 0.3%
National HealthCare Corporation	1,102	125,055
Health Care REITs - 10.2%
Alexandria Real Estate Equities, Inc.	12,302	1,014,177
American Healthcare REIT, Inc.	4,130	176,723
CareTrust REIT, Inc.	4,564	157,047
Healthcare Realty Trust, Inc.	2,308	40,113
Healthpeak Properties, Inc.	9,470	169,892
LTC Properties, Inc.	3,278	119,647
National Health Investors, Inc.	1,827	143,036
Omega Healthcare Investors, Inc.	5,531	235,455
Sabra Health Care REIT, Inc.	7,975	152,402
Sila Realty Trust, Inc.	4,422	110,285
Ventas, Inc.	6,408	436,256
Welltower, Inc.	6,264	1,054,106
		3,809,139
Hotel & Resort REITs - 2.2%
Apple Hospitality REIT, Inc.	10,654	139,141
DiamondRock Hospitality Company	12,786	109,448
Host Hotels & Resorts, Inc.	13,248	227,998
Ryman Hospitality Properties, Inc.	1,709	168,832
Sunstone Hotel Investors, Inc.	13,279	125,885
Xenia Hotels & Resorts, Inc.	2,760	38,999
		810,303
Hotels, Resorts & Cruise Lines - 5.1%
Choice Hotels International, Inc.	1,185	141,702
Hilton Worldwide Holdings, Inc.	2,385	658,403
Hyatt Hotels Corporation - Class A	1,517	218,873
Marriott International, Inc. - Class A	2,697	722,419
Wyndham Hotels & Resorts, Inc.	1,810	156,764
		1,898,161
Industrial REITs - 14.8%
Americold Realty Trust, Inc.	2,228	32,172
EastGroup Properties, Inc.	4,198	711,813
First Industrial Realty Trust, Inc.	10,393	546,672

	Shares	Value
Innovative Industrial Properties, Inc.	12,503	$708,420
LXP Industrial Trust	5,049	45,845
Prologis, Inc.	13,501	1,536,144
Rexford Industrial Realty, Inc.	978	40,499
STAG Industrial, Inc.	24,269	894,312
Terreno Realty Corporation	17,784	1,027,382
		5,543,259
Multi-Family Residential REITs - 15.6%
Apartment Investment and Management Company - Class A	4,201	32,894
AvalonBay Communities, Inc.	6,986	1,368,208
Camden Property Trust	4,919	550,830
Centerspace	641	38,139
Elme Communities	2,309	39,438
Equity Residential	15,944	1,054,217
Essex Property Trust, Inc.	2,589	699,574
Independence Realty Trust, Inc.	34,936	632,691
Mid-America Apartment Communities, Inc.	4,526	659,981
UDR, Inc.	18,549	733,984
		5,809,956
Office REITs - 15.2%
BXP, Inc.	11,107	805,369
COPT Defense Properties	23,495	676,186
Cousins Properties, Inc.	23,476	692,307
Douglas Emmett, Inc.	10,226	165,764
Easterly Government Properties, Inc.	6,459	147,847
Empire State Realty Trust, Inc. - Class A	42,420	324,513
Highwoods Properties, Inc.	30,161	950,976
JBG SMITH Properties	4,110	88,118
Kilroy Realty Corporation	29,587	1,230,523
Paramount Group, Inc.(a)	5,794	41,717
SL Green Realty Corporation	619	35,215
Vornado Realty Trust	13,770	523,673
		5,682,208
Other Specialized REITs - 3.8%
Four Corners Property Trust, Inc.	55,328	1,432,442
Retail REITs - 15.1%
Acadia Realty Trust	23,874	477,719
Agree Realty Corporation	3,711	269,938
Alexander’s, Inc.	141	32,478
Brixmor Property Group, Inc.	12,812	358,608
Federal Realty Investment Trust	5,913	594,552
Getty Realty Corporation	10,385	296,907
InvenTrust Properties Corporation	5,742	170,939
Kimco Realty Corporation	21,241	477,710
Kite Realty Group Trust	13,185	300,882
NETSTREIT Corporation	8,624	157,733
NNN REIT, Inc.	860	36,903
Phillips Edison & Company, Inc.	8,151	286,834
Realty Income Corporation	4,200	246,792
Regency Centers Corporation	7,934	575,215

The accompanying notes are an integral part of these financial statements.

1

U.S. Diversified Real Estate ETF
Schedule of Investments
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail REITs - (Continued)
Simon Property Group, Inc.	5,519	$997,062
Tanger, Inc.	9,344	319,378
Urban Edge Properties	1,853	38,338
		5,637,988
Self-Storage REITs - 1.9%
CubeSmart	3,250	132,990
Extra Space Storage, Inc.	1,749	251,121
Public Storage	1,156	340,546
		724,657
Single-Family Residential REITs - 5.3%
American Homes 4 Rent - Class A	24,349	872,181
Equity LifeStyle Properties, Inc.	4,471	269,557
Invitation Homes, Inc.	10,804	338,057
Sun Communities, Inc.	3,066	388,983
UMH Properties, Inc.	6,188	97,090
		1,965,868
TOTAL COMMON STOCKS (Cost $35,950,762)		37,313,821
TOTAL INVESTMENTS - 99.9% (Cost $35,950,762)		$37,313,821
Other Assets in Excess of Liabilities - 0.1%		50,120
TOTAL NET ASSETS - 100.0%		$37,363,941

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

2

U.S. Diversified Real Estate ETF
Statement of Assets and Liabilities
August 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$37,313,821
Dividends receivable	34,891
Cash - interest bearing deposit account	31,391
Interest receivable	52
Total assets	37,380,155
LIABILITIES:
Payable to adviser	16,214
Total liabilities	16,214
NET ASSETS	$37,363,941
NET ASSETS CONSISTS OF:
Paid-in capital	$47,048,290
Total accumulated losses	(9,684,349)
Total net assets	$37,363,941
Net assets	$37,363,941
Shares issued and outstanding(a)	1,200,000
Net asset value per share	$31.14
COST:
Investments, at cost	$35,950,762

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

U.S. Diversified Real Estate ETF
Statement of Operations
For the Period Ended August 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,000,063
Interest income	1,762
Total investment income	1,001,825
EXPENSES:
Investment advisory fee	116,399
Total expenses	116,399
NET INVESTMENT INCOME	885,426
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,054,427)
In-kind redemptions	862,894
Net realized gain (loss)	(1,191,533)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,062,530)
Net change in unrealized appreciation (depreciation)	(3,062,530)
Net realized and unrealized gain (loss)	(4,254,063)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,368,637)

The accompanying notes are an integral part of these financial statements.

4

U.S. Diversified Real Estate ETF
Statements of Changes in Net Assets

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
OPERATIONS:
Net investment income (loss)	$885,426	$3,008,833
Net realized gain (loss)	(1,191,533)	19,210,163
Net change in unrealized appreciation (depreciation)	(3,062,530)	(3,008,905)
Net increase (decrease) in net assets from operations	(3,368,637)	19,210,091
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(838,673)	(3,008,833)
From return of capital	—	(772,692)
Total distributions to shareholders	(838,673)	(3,781,525)
CAPITAL TRANSACTIONS:
Shares sold	—	7,720,465
Shares redeemed	(21,253,335)	(85,877,875)
Net increase (decrease) in net assets from capital transactions	(21,253,335)	(78,157,410)
NET INCREASE (DECREASE) IN NET ASSETS	(25,460,645)	(62,728,844)
NET ASSETS:
Beginning of the period	62,824,586	125,553,430
End of the period	$37,363,941	$62,824,586
SHARES TRANSACTIONS
Shares sold	—	250,000
Shares redeemed	(700,000)	(2,600,000)
Total increase (decrease) in shares outstanding	(700,000)	(2,350,000)

The accompanying notes are an integral part of these financial statements.

5

U.S. Diversified Real Estate ETF
Financial Highlights

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
				2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$33.07	$29.54	$29.32	$36.02	$30.41	$30.19
INVESTMENT OPERATIONS:
Net investment income(a)	0.62	0.86	0.77	0.76	0.52	0.52
Net realized and unrealized gain (loss) on investments(b)	(1.94)	3.73	0.68	(6.26)	6.22	0.70
Total from investment operations	(1.32)	4.59	1.45	(5.50)	6.74	1.22
LESS DISTRIBUTIONS FROM:
Net investment income	(0.61)	(0.84)	(0.77)	(0.76)	(0.52)	(0.52)
Return of capital	—	(0.22)	(0.46)	(0.44)	(0.61)	(0.48)
Total distributions	(0.61)	(1.06)	(1.23)	(1.20)	(1.13)	(1.00)
Net asset value, end of period	$31.14	$33.07	$29.54	$29.32	$36.02	$30.41
TOTAL RETURN(c)	−3.88%	15.66%	5.22%	−15.37%	22.23%	4.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,364	$62,825	$125,553	$120,196	$147,694	$121,626
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
After expense reimbursement/ recoupment(d)	0.53%	0.53%	0.52%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(d)	4.03%	2.74%	2.72%	2.42%	1.45%	1.92%
Portfolio turnover rate(c)(e)	8%	22%	28%	30%	29%	42%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

U.S. Diversified Real Estate ETF
Notes to Financial Statements
AUGUST 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
U.S. Diversified Real Estate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index (the “Index”). The Fund commenced operations on March 26, 2018.
The end of the reporting period for the Fund is August 31, 2025. The current fiscal period is the period from March 1, 2025 through August 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market® Exchange (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Deposit accounts are valued at acquisition cost, which approximates fair value.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

U.S. Diversified Real Estate ETF
Notes to Financial Statements
AUGUST 31, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$37,313,821	$—	$—	$37,313,821
Total Investments	$37,313,821	$—	$—	$37,313,821

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Cash and Cash Equivalents. Cash and cash equivalents include cash and overnight investments in interest bearing demand deposits with a financial institution. Amounts swept overnight are available on the next business day.

C.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year

8

U.S. Diversified Real Estate ETF
Notes to Financial Statements
AUGUST 31, 2025 (Unaudited)(Continued)
for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended February 28, 2025, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(19,795,031)	$19,795,031

J.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Enterprise Risk Committee, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vident Advisory, LLC, doing business as Vident Asset Management, (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability,

9

U.S. Diversified Real Estate ETF
Notes to Financial Statements
AUGUST 31, 2025 (Unaudited)(Continued)
extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.53% based on the Fund’s average daily net assets. From February 1, 2020 through June 30, 2023, the Adviser contractually waived 0.04% of its adviser fee. Fees waived under this waiver agreement are not subject to recoupment by the Adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$3,472,692	$3,512,517

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

In-Kind Purchases	In-Kind Sales
$—	$21,118,948

There were no purchases or sales of U.S. Government securities in the Fund during the period.
NOTE 5 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of February 28, 2025, were as follows:

Tax cost of investments	$58,972,526
Gross tax unrealized appreciation	$9,055,827
Gross tax unrealized depreciation	(5,301,692)
Net tax unrealized appreciation/(depreciation)	3,754,135
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated gain/(loss)	(9,231,174)
Distributable earnings/(accumulated losses)	$(5,477,039)

The difference between book and tax-basis cost is attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which

10

U.S. Diversified Real Estate ETF
Notes to Financial Statements
AUGUST 31, 2025 (Unaudited)(Continued)
occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 28, 2025, the Fund did not elect to defer any post-October capital losses or any late-year ordinary losses.
At February 28, 2025, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$3,323,414	$5,907,759	Indefinite

The tax character of distributions paid by the Fund during the year ended February 28, 2025, were as follows:

Ordinary Income	Return of Capital
$3,008,833	$772,692

The tax character of distributions paid by the Fund during the year ended February 29, 2024, were as follows:

Ordinary Income	Return of Capital
$3,228,566	$1,949,801

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $300 payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transaction fees. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
NOTE 7 – PRINCIPAL RISKS
Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. Accordingly, the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

11

U.S. Diversified Real Estate ETF
Notes to Financial Statements
AUGUST 31, 2025 (Unaudited)(Continued)
Real Estate Investment Risk. The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.
The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Real estate companies are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Because the Fund invests primarily in real estate companies, its performance will be especially sensitive to developments that significantly affect real estate companies.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the reporting period, Blue Trust, Inc. as a beneficial shareholder, owned greater than 25% of the outstanding shares of the Fund.

12

U.S. Diversified Real Estate ETF
FEDERAL TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME
For the fiscal year ended February 28, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 2.68%.
DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2025, was 1.92%.
SHORT TERM CAPITAL GAIN
For the fiscal year ended February 28, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

13

U.S. Diversified Real Estate ETF
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/10/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/10/2025

* Print the name and title of each signing officer under his or her signature.